TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail, Class I2 and Class T2 Prospectuses

and Statement of Additional Information

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Retail Prospectus

Effective in the third quarter of 2020, the corresponding information in the “Features and Policies” section of the Prospectus is replaced in its entirety by the following:

Retirement and Coverdell ESA UMB Bank, N.A. Account Maintenance Fees

Retirement plan and Coverdell ESA accounts custodied by UMB Bank, N.A. and held directly with Transamerica Funds are subject to an annual custodial fee of $17.50 per fund account.

An A-share account that holds shares converted from a C-share account shall be considered as part of the original C-share account for purposes of this fee and only the A-share account will be subject to the fee. TFS may waive the annual custodial fee at its discretion.

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Class I2 Prospectus

Effective immediately, the “Retirement and ESA UMB Bank, N.A. Account Maintenance Fees” sub-section in the “Features and Policies” section of the Prospectus is deleted in its entirety.

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Class T2 Prospectus

Effective in the third quarter of 2020, the corresponding information in the “Features and Policies” section of the Prospectus is replaced in its entirety by the following:

Retirement and Coverdell ESA UMB Bank, N.A. Account Maintenance Fees

Retirement plan and Coverdell ESA accounts custodied by UMB Bank, N.A. and held directly with Transamerica Funds are subject to an annual custodial fee of $17.50 per fund account. TFS may waive the annual custodial fee at its discretion.

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Statement of Additional Information

Effective in the third quarter of 2020, the corresponding information in the “Retirement Plans” sub-section of the “Purchase, Redemption and Pricing of Shares” section of the Statement of Additional Information is replaced in its entirety by the following:

Retirement Plans

Class A, Class C, Class I, Class T and Class T2 Shares Only (Not Applicable to Class I2, Class I3, Class R, Class R1, Class R2, Class R3, Class R4 and Class R6 Shares)

Transamerica Funds offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plan documents for Individual Retirement Accounts, Code Section 403(b)(7) plans and SEP-IRA and SIMPLE IRA plans are available by calling or writing TFS Customer Service. These plans require the completion of separate applications, which are also available from TFS Customer Service. UMB Bank, N.A. acts as the custodian or trustee under these plans. TFS charges an annual fee of $17.50 on each such fund account. To receive additional information or forms on these plans, please call your financial adviser or Transamerica Funds Customer Service at 1-888-233-4339 or write to Transamerica Fund Services, Inc. at P.O. Box 219945, Kansas City, MO 64121-9945. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax adviser with respect to the requirements of such plans and the tax aspects thereof. Please note: each plan type may not be available in each share class.

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Investors Should Retain this Supplement for Future Reference

September 15, 2020